Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The following table summarizes the significant inputs in the valuation model as of March 31, 2022:

Inputs	Private Placement Warrants	Underwriter Warrants	OTM Warrants	PIPE Warrants
Exercise price	$11.50	$11.50	$15.00	$11.50
Common stock price	$10.79	$10.79	$10.79	$10.79
Volatility	32.2%	32.2%	33.0%	32.2%
Expected term of the warrants	4.68	4.68	9.68	4.68
Risk-free rate	2.42%	2.42%	2.33%	2.42%
Dividend yield	$—	$—	$—	$—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value of the Company's financial assets and liabilities measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021, is shown in the table below:

	Fair Value Measurements
	Total	Level 1	Level 2	Level 3

	in thousands
	March 31, 2022
Financial Assets
Interest rate swaps	$2,141	$—	$2,141	$—
Total	$2,141	$—	$2,141	$—

Financial Liabilities
Public warrants	$16,043	$16,043	$—	$—
Private placement warrants	788	—	—	788
Underwriter warrants	88	—	—	88
OTM warrants	4,982	—	—	4,982
PIPE warrants	33,872	—	—	33,872
Total	$55,773	$16,043	$—	$39,730

	December 31, 2021
Financial Assets
Interest rate swaps	$531	$—	$531	$—
Total	$531	$—	$531	$—

Financial Liabilities
Public warrants	$25,243	$25,243	$—	$—
Private placement warrants	1,248	—	—	1,248
Underwriter warrants	139	—	—	139
OTM warrants	6,849	—	—	6,849
PIPE warrants	55,887	—	—	55,887
Total	$89,366	$25,243	$—	$64,123

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of the Company's warrant liabilities that are classified as Level 3 within the fair value hierarchy for the three months ended March 31, 2022:

	Private Placement Warrants	Underwriter Warrants	OTM Warrants	PIPE Warrants	Total

	in thousands
Balance at December 31, 2021	$1,248	$139	$6,849	$55,887	$64,123
Exercise of warrants	—	—	—	(1,906)	(1,906)
Change in fair value of warrant liabilities	(460)	(51)	(1,867)	(20,109)	(22,487)
Transfers In (Out) of Level 3	—	—	—	—	—
Balance at March 31, 2022	$788	$88	$4,982	$33,872	$39,730

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table discloses the fair value and related carrying amount of fixed income securities held within Hagerty Re's investments as of March 31, 2022 and December 31, 2021:

	Carrying Amount	Estimated Fair Value

	in thousands
	March 31, 2022
Fixed income securities, short-term	$2,425	$2,411
Fixed income securities, long-term	8,565	8,224
Total	$10,990	$10,635

	December 31, 2021
Fixed income securities, short-term	$1,189	$1,188
Fixed income securities, long-term	9,596	9,476
Total	$10,785	$10,664